Borrowings - Credit Facilities 2 (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Line Of Credit Facility [Line Items]
Outstanding amount		$ 1,187,138	$ 1,216,400
Norddeutsche Landesbank Girozentrale
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Dec. 29, 2011
Line of credit facility maximum borrowing capacity		$ 28,125
Vessels financed		One MR2 product tanker
Repayment installments		32
Repayment frequency		quarterly
Repayment amount		$ 391
Balloon payment on the last repayment date		$ 15,625
Interest rate description		LIBOR plus 300 bps per annum
Loan margin percentage		3.00%
Amount repaid	$ 21,485
Outstanding amount		$ 0	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank
Line Of Credit Facility [Line Items]
Line of credit facility issuance date		Dec. 29, 2011
Line of credit facility maximum borrowing capacity		$ 56,250
Number of loan tranches		2
Amount of each tranche		$ 28,125
Vessels financed		Two MR2 product tankers
Repayment installments		32
Repayment frequency		quarterly
Repayment amount		$ 391
Balloon payment on the last repayment date		$ 15,625
Interest rate description		LIBOR plus: (a) up to but not including the drawdown date of, 175 bps per annum; (b) thereafter until, but not including, the tenth repayment date, 250 bps per annum; and (c) thereafter 300 bps per annum
Outstanding amount		$ 39,453	$ 42,578
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From issuance up to but not including the drawndown date
Line Of Credit Facility [Line Items]
Loan margin percentage		1.75%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From drawndown date up to but not including the tenth repayment date
Line Of Credit Facility [Line Items]
Loan margin percentage		2.50%
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank | From tenth repayment date and thereafter
Line Of Credit Facility [Line Items]
Loan margin percentage		3.00%